Acquisitions Buddy's (Details) $ / shares in Units, $ in Millions					8 Months Ended	12 Months Ended
	Oct. 23, 2019 USD ($)	Sep. 30, 2019 USD ($) store	Aug. 23, 2019 USD ($) store	Jul. 10, 2019 USD ($) shares	Dec. 28, 2019 USD ($) $ / shares	Dec. 26, 2020 USD ($)
Number of Real Estate Properties | store		21	41
Conversion of Stock, Shares Converted | shares				0.459315
Convertible Preferred Stock, Shares Issued upon Conversion | shares				0.091863
Sale of Stock, Percentage of Ownership after Transaction					36.44%
Enterprise Value					$ 122.0
Share Price | $ / shares					$ 12.00
Business Combination, Consideration Transferred			$ 26.6
Sears Outlet [Member]
Business Combination, Consideration Transferred	$ 128.8
Goodwill, Period Increase (Decrease)						$ 2.3
Buddy's Partners Asset Acquisition [Member]
Number of Real Estate Properties | store		21
Business Combination, Consideration Transferred		$ 16.8
A-Team Leasing Asset Acquisition [Member]
Number of Real Estate Properties | store			41
Business Combination, Consideration Transferred			$ 26.6
Buddy's [Member]
Business Combination, Consideration Transferred				$ 122.0
Goodwill, Period Increase (Decrease)						$ 2.0
Customer Contracts [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					6 years	6 years